Note 8 - Leases (Tables)	12 Months Ended
Oct. 31, 2017
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Fiscal year	Operating Lease
2018	318,629
2019	327,106
2020	72,041
Total	$717,776